COMPASS CAPITAL FUNDS(SM)
                    THE EQUITY PORTFOLIOS/INVESTOR CLASSES
                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997


The section "What Are The Expenses Of The Portfolios?" has been amended as follows:

         The following paragraph has been added after the expense table on page 7:

                 The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of these Portfolios' Investor Shares to the following levels (expressed as a percentage of average net assets): Large Cap Value Equity Portfolio, Investor A - 1.31%, Investor B and Investor C - 2.06%; Large Cap Growth Equity Portfolio, Investor A - 1.34%, Investor B and Investor C - 2.09%; Small Cap Value Equity Portfolio, Investor A - 1.34%, Investor B and Investor C - 2.10%; Small Cap Growth Equity Portfolio, Investor A - 1.35%, Investor B and Investor C - 2.11%; Select Equity Portfolio, Investor A - 1.33%, Investor B and Investor C - 2.08%; and Balanced Portfolio, Investor A - 1.31%, Investor B and Investor C - 2.12%. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

         The information in the Example on page 8 relating to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios has been replaced with the following:

         An investor in Investor Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B Shares only, no redemption at the end of each time period:

                                                             One Year   Three Years   Five Years  Ten Years
                                                             --------   -----------  ----------   ---------

 Large Cap Value Equity Portfolio
     A Shares<F*>                                           $ 58        $ 85         $114         $196
     B Shares (Redemption)<F**>                               56         102          133          219<F***>
     B Shares (No Redemption)                                 21          65          111          219<F***>
     C Shares                                                 21          65          111          239


 Large Cap Growth Equity Portfolio
     A Shares<F*>                                             58          86           115         199
     B Shares (Redemption)<F**>                               66         103           136         223<F***>
     B Shares (No Redemption)                                 21          65           112         223<F***>
     C Shares                                                 21          65           112         242


 Small Cap Value Equity Portfolio
     A Shares<F*>                                             58          86           116         200
     B Shares (Redemption)<F**>                               66         103           135         224<F***>
     B Shares (No Redemption)                                 21          66           113         224<F***>
     C Shares                                                 21          66           113         243

 Small Cap Growth Equity Portfolio
     A Shares*                                                58         88            116         200
     B Shares (Redemption)<F**>                               66        103            135         224<F***>
     B Shares (No Redemption)                                 21         66            113         224<F***>
     C Shares                                                 21         66            113         243

 Select Equity Portfolio
     A Shares<F*>                                             58         85            115         198
     B Shares (Redemption)<F**>                               66        102            134         222<F***>
     B Shares (No Redemption)                                 21         65            112         222<F***>
     C Shares                                                 21         65            112         241

 Balanced Portfolio
     A Shares<F*>                                             58         85            114         196
     B Shares (Redemption)<F**>                               67        103            136         226<F***>
     B Shares (No Redemption)                                 22         66            114         226<F***>
     C Shares                                                 22         66            114         245

     <F*>  Reflects the imposition of the maximum front-end sales charge at the beginning of the period.
    <F**>  Reflects the deduction of the deferred sales charge.
   <F***>  Based on the conversion of the Investor B Shares to Investor A
           Shares after eight years.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "What Is The Schedule Of Sales Charges and Exemptions" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

Fund Management
---------------
The section "Who Manages The Fund?" has been amended as follows:

         The portfolio managers for the Large Cap Value Equity, Mid-Cap Value Equity and Large Cap Growth Equity Portfolios are as follows:

Portfolio                                  Portfolio Manager(s)
---------                                  --------------------
Large Cap Value Equity                     Daniel B. Eagan; portfolio manager
                                           with Provident Capital Management,
                                           Inc. ("PCM") since 1995; director
                                           of investment strategy at PNC Asset
                                           Management Group, Inc. during 1994
                                           and 1995; prior to 1994, served as
                                           senior research consultant for
                                           Mercer Investment Consulting;
                                           Portfolio manager since January
                                           1997.


Mid-Cap Value Equity                       Daniel B. Eagan (see above).
                                           Portfolio co-manager since its
                                           inception.

                                           Christian K. Stadlinger; Vice
                                           President of PCM since July 1996;
                                           prior to joining PCM, Portfolio
                                           Manager and Research Analyst with
                                           Morgan Stanley Asset Management;
                                           Portfolio co-manager since January
                                           1997.

Large Cap Growth Equity                    R. Andrew Damm; investment manager
                                           with PEAC since 1997; senior
                                           investment strategist with PAMG
                                           since 1995; portfolio manager with
                                           PNC Bank from 1988 to 1995; Mr.
                                           Damm has participated in the
                                           management of the Portfolio since
                                           1996 and has been designated
                                           Portfolio manager since September
                                           1997.

Administration Fees
-------------------
The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Investor Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Investor Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Investor Shares of each Portfolio in excess of $1 billion.

Sales Loads, Broker Reallowances and Placement Fees
---------------------------------------------------

The following schedule of sales charges for Investor A Share trades of $1,000,000 and above is to be added to the schedules found under "What Is The Schedule Of Sales Charges And Exemptions?" on pg. 46.

For all Equity Portfolios EXCEPT Index Equity Portfolio:


Amount of            Sales Charge as a % of     Sales Charge as a % of Net      Reallowance or Placement Fees to
Transaction at         Offering Price<F*>             Asset Value<F*>             Dealers (as a % of Offering
Offering Price                                                                            Price)<F**>
(in millions)
$ 1 -  2                     0.00%                         0.00%                             1.00%
$ 2 -  3                     0.00%                         0.00%                             0.95%
$ 3 -  5                     0.00%                         0.00%                             0.87%
$ 5 - 10                     0.00%                         0.00%                             0.69%
$10 - 15                     0.00%                         0.00%                             0.62%
$15 - 20                     0.00%                         0.00%                             0.53%
$20 - 40                     0.00%                         0.00%                             0.39%

Index Equity Portfolio:


Amount of            Sales Charge as a % of     Sales Charge as a % of Net     Reallowance or Placement Fees to
Transaction at         Offering Price<F*>             Asset Value<F*>             Dealers (as a % of Offering
Offering Price                                                                            Price)<F**>
(in millions)
$ 1 -  2                     0.00%                         0.00%                             0.50%
$ 2 -  3                     0.00%                         0.00%                             0.45%
$ 3 -  5                     0.00%                         0.00%                             0.37%
$ 5 - 10                     0.00%                         0.00%                             0.31%
$10 - 15                     0.00%                         0.00%                             0.29%
$15 - 20                     0.00%                         0.00%                             0.28%
$20 - 40                     0.00%                         0.00%                             0.27%

<F*>     There is no initial sales charge on purchase of $1,000,000 or more of
         Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.

<F**>    The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

Sales Charges and Exemptions
----------------------------

The section "What Is The Schedule Of Sales Charges And Exemptions?" has been amended as follows:

         The second sentence under the caption "Sales Charge Waivers -- Investor A Shares" has been amended to reflect that registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio may purchase Investor A Shares without a sales load, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares of Fund portfolios that would otherwise be subject to front-end sales charges equals at least $250,000.

The following text replaces the paragraph under the sub-heading "Investor A Shares-Qualified Plans."

         Qualified Plans. In general, the sales charge (as a percentage of offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Index Equity Portfolio). The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

         The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolios for purchases through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

The following is added to the end of the first paragraph under the sub-heading "Exemptions from the Contingent Deferred Sales Charge--Investor B and Investor C Shares."

         The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolios purchased through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

Class Expenses
--------------
The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

         Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.






This Supplement is dated October 2, 1997.